Investment Objectives and Goals	Jun. 12, 2026
Siren DIVCON Leaders Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Siren DIVCON Leaders Dividend ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Siren DIVCON Leaders Dividend ETF (the “DIVCON Leaders Fund” or the “Fund”) is to seek long-term capital appreciation by tracking the performance, before fees and expenses, of the Siren DIVCON Leaders Dividend Index (the “Index”).

SIREN NEXGEN ECONOMY ETF
Prospectus [Line Items]
Risk/Return [Heading]	Siren NexGen Economy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Siren NexGen Economy ETF (the “NexGen Fund” or the “Fund”) seeks long-term capital appreciation.